COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2021
Product Liability Contingency [Line Items]
Operating lease expense		$ 11,250	$ 11,250	$ 33,750	$ 33,750
Operating Lease, Right-of-Use Asset		68,541		68,541		$ 17,925
Operating Lease, Liability, Current		9,834		9,834		14,724
Operating Lease, Liability, Noncurrent		56,341		56,341		0
Minimum future royalty payments		0		0		0
Other Income		0	0	0	77,500
Non-refundable fee	$ 75,000
Initial license fee	75,000
Minimum [Member]
Product Liability Contingency [Line Items]
Maintenance fees	15,000
Maximum [Member]
Product Liability Contingency [Line Items]
Maintenance fees	$ 25,000
Pharmaceutical Marketing Partner [Member]
Product Liability Contingency [Line Items]
Deferred Revenue							$ 1,000,000
Other Income						$ 1,000,000
Royalty advances		$ 0	$ 0	$ 0	$ 0